Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2020
Significant accounting policies
Schedule of estimated useful lives	Below are the estimated useful lives for 2020, 2019 and 2018:

Average useful
Life
Buildings	46
Machinery and Equipment	19
Vehicles	11
Computers	8
Furniture	11

Schedule of estimated residual values	The Company has estimated the following residual values as of December 31, 2020, 2019 and 2018:

Residual Value
Buildings	9%
Machinery and Equipment	8%
Vehicles	5%
Computers	0%
Furniture	2%

Schedule of estimated Depreciation of poultry and breeder pigs

Depreciation of poultry and breeder pigs is estimated based on the expected future life of such assets and is calculated on a straight-line basis.

Expected average
useful life
(weeks)
Poultry in its different production stages	40-47
Breeder pigs	156